SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS
On January 13, 2016 the Company declared a cash dividend of $0.43 per share in respect of the results for the fourth quarter of 2015, with a payment date of February 10, 2016.